UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04700
The Gabelli Equity Trust Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Equity Trust Inc.
Semi-Annual Report
June 30, 2010

Mario J. Gabelli, CFA
To Our Shareholders,
     The Gabelli Equity Trust’s (the “Fund”) net asset value (“NAV”) total return was (5.6)% during the semi-annual period ended June 30, 2010, compared with returns of (6.6)% and (5.0)% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was (6.9)% during the first half of the year. For the one year period ended June 30, 2010, the Fund’s NAV total return was 27.0% and the total return for the Fund’s publicly traded shares was 11.2%, compared with returns of 14.4% and 18.9% for the S&P 500 Index and the Dow Jones Industrial Average, respectively. On June 30, 2010, the Fund’s NAV per share was $4.55, while the price of the publicly traded shares closed at $4.49 on the New York Stock Exchange (“NYSE”).
     Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

									Since
		Year to							Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year	(08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	(13.03)%	(5.55)%	27.02%	(11.12)%	1.04%	3.00%	7.44%	8.31%	9.43%
Investment Total Return (c)	(9.53)	(6.86)	11.23	(12.18)	(0.75)	2.35	7.06	8.12	8.98
S&P 500 Index	(11.41)	(6.64)	14.43	(9.80)	(0.79)	(1.59)	6.24	7.67	8.55 (d)
Dow Jones Industrial Average	(9.36)	(5.00)	18.90	(7.38)	1.65	1.70	7.56	8.89	9.96 (d)
Nasdaq Composite Index	(12.04)	(7.05)	14.94	(6.77)	0.50	(6.12)	5.59	7.88	7.43

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolios are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI EQUITY TRUST INC.
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total investments as of June 30, 2010:

Food and Beverage	11.2%
Cable and Satellite	8.9%
Financial Services	8.5%
Diversified Industrial	7.3%
Energy and Utilities	6.7%
Entertainment	5.4%
Equipment and Supplies	5.4%
Telecommunications	5.0%
Consumer Products	4.2%
Health Care	3.7%
Automotive: Parts and Accessories	3.4%
Publishing	2.5%
Machinery	2.3%
Retail	2.2%
Consumer Services	2.2%
Business Services	2.1%
Aerospace	2.0%
Aviation: Parts and Services	2.0%
Specialty Chemicals	1.7%
Hotels and Gaming	1.7%
Communications Equipment	1.5%
Metals and Mining	1.5%
Wireless Communications	1.3%
Electronics	1.2%
Environmental Services	1.1%
Automotive	0.9%
Agriculture	0.9%
Broadcasting	0.8%
Computer Software and Services	0.6%
Transportation	0.5%
Real Estate	0.5%
Closed-End Funds	0.4%
U.S. Government Obligations	0.2%
Manufactured Housing and Recreational Vehicles	0.1%
Real Estate Investment Trusts	0.1%

100.0%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting — May 17, 2010 — Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 17, 2010 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario J. Gabelli, Thomas E. Bratter, and Arthur V. Ferrara as Directors of the Fund. A total of 143,108,254 votes, 143,355,880 votes, and 142,766,613 votes were cast in favor of each Director and a total of 3,693,725 votes, 3,446,099 votes, and 4,035,366 votes were withheld for each Director, respectively.
     James P. Conn, Anthony J. Colavita, Frank J. Fahrenkopf, Jr., Anthony R. Pustorino, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI EQUITY TRUST INC.
PORTFOLIO CHANGES
Quarter Ended June 30, 2010 (Unaudited)

		Ownership at
	Shares/	June 30,
	Units	2010
NET PURCHASES
Common Stocks
Anadarko Petroleum Corp.	36,000	36,000
Baxter International Inc.	15,000	35,000
Clear Channel Outdoor Holdings Inc., Cl. A	20,000	140,000
Clearwire Corp., Cl. A (a)	2,070	16,070
Davide Campari — Milano SpA (b)	300,000	600,000
Diamond Offshore Drilling Inc.	200	3,000
General Electric Co.	30,000	220,000
General Mills Inc. (c)	25,000	50,000
Genting Singapore plc	70,000	70,000
Hellenic Telecommunications Organization SA	9,000	40,000
Hellenic Telecommunications Organization SA, ADR	4,000	13,000
Jardine Strategic Holdings Ltd.	5,000	10,000
Lufkin Industries Inc. (c)	102,000	204,000
NextEra Energy Inc. (d)	23,000	23,000
Republic Services Inc.	123,000	220,000
Rolls-Royce Group plc, Cl. C (e)	108,000,000	108,000,000
Sara Lee Corp.	150,000	600,000
The Bank of New York Mellon Corp.	10,000	170,038
Transocean Ltd.	6,000	16,000
Tyco International Ltd. (f)	37,810	225,810

Warrants
Talbots Inc., expire 04/06/15 (g)	169,811	169,811

NET SALES
Common Stocks
Advanced Micro Devices Inc.	(2,000)	4,000
Alcoa Inc.	(2,000)	68,000
America Movil SAB de CV, Cl. L, ADR	(2,000)	88,000
AMETEK Inc.	(2,000)	246,000
AOL Inc.	(5,000)	45,000
Apache Corp.	(2,000)	68,000
Avon Products Inc.	(3,000)	65,000
Baldor Electric Co.	(3,000)	155,000
Bell Aliant Regional Communications Income Fund	(2,000)	8,000
Boston Scientific Corp.	(5,000)	225,000
BP plc, ADR	(115,000)	120,000
BPW Acquisition Corp. (h)	(175,000)	—
BT Group plc	(50,000)	1,100,000
Cablevision Systems Corp., Cl. A	(20,000)	1,430,000
CBS Corp., Cl. A, Voting	(15,000)	355,000
Cephalon Inc.	(2,000)	1,000
Cincinnati Bell Inc.	(35,000)	800,000
CLARCOR Inc.	(8,000)	165,000
CMS Energy Corp.	(5,000)	55,000
Commerzbank AG, ADR	(2,600)	136,000
ConocoPhillips	(6,000)	260,000
Dean Foods Co.	(13,000)	172,000
Deutsche Bank AG	(2,000)	142,000
Deutsche Telekom AG, ADR	(5,000)	155,000
DIRECTV, Cl. A	(30,000)	700,000
DreamWorks Animation SKG Inc., Cl. A	(2,500)	500
Duke Energy Corp.	(30,000)	135,000
Eastman Kodak Co.	(5,000)	175,000
Ferro Corp.	(35,000)	515,000
Flowserve Corp.	(12,000)	114,500
FPL Group Inc. (d)	(23,000)	—
France Telecom SA, ADR	(5,000)	—
Gerber Scientific Inc.	(5,000)	85,000
Gray Television Inc., Cl. A	(2,000)	5,000
Greif Inc., Cl. A	(3,000)	185,000
Grupo Bimbo SAB de CV, Cl. A	(20,000)	700,000
Hospira Inc.	(1,000)	15,000
Il Sole 24 Ore	(388,587)	1,210,000
Independent News & Media plc (i)	(219,942)	28,324
ITO EN Ltd., Preference	(25,000)	20,000
Johnson Controls Inc.	(3,000)	195,000
Ladbrokes plc	(50,000)	1,500,087
Legg Mason Inc.	(52,000)	178,000
Liberty Media Corp. — Starz, Cl. A	(1,000)	29,000
Life Technologies Corp.	(6,000)	74,000
Lockheed Martin Corp.	(500)	4,000
Madison Square Garden Inc., Cl. A	(3,000)	359,500
Marsh & McLennan Companies Inc.	(30,000)	190,000
Martin Marietta Materials Inc.	(600)	6,400
Mead Johnson Nutrition Co.	(2,600)	56,000
Media General Inc., Cl. A	(20,000)	180,000
Merck & Co. Inc.	(10,000)	100,000
MGM Resorts International (j)	(50,000)	60,000
Modine Manufacturing Co.	(20,000)	310,000
Monster Worldwide Inc.	(5,000)	55,000
Moody’s Corp.	(18,000)	20,000
Motorola Inc.	(5,000)	75,000
National Presto Industries Inc.	(500)	13,000
News Corp., Cl. A	(30,000)	1,350,000
NTT DoCoMo Inc.	(200)	1,500
Omnova Solutions Inc.	(5,000)	275,000
PepsiCo Inc.	(17,692)	210,000
PetroChina Co. Ltd., ADR	(200)	800
Qwest Communications International Inc.	(120,000)	200,000
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
PORTFOLIO CHANGES (Continued)
Quarter Ended June 30, 2010 (Unaudited)

		Ownership at
		June 30,
	Shares	2010
NET SALES (Continued)
Common Stocks (Continued)
Rogers Communications Inc., Cl. B, New York	(5,000)	490,690
Rollins Inc.	(10,000)	1,010,000
Rovi Corp.	(2,000)	2,000
Rowan Companies Inc.	(3,000)	190,000
Sensient Technologies Corp.	(10,000)	240,000
Sprint Nextel Corp.	(50,000)	1,150,000
SUPERVALU Inc.	(31,000)	9,000
Swedish Match AB	(15,000)	950,000
Telecom Italia Media SpA	(25,256)	—
Telecom Italia SpA	(50,000)	850,000
Telephone & Data Systems Inc., Special	(10,000)	350,000
Telmex Internacional SAB de CV, ADR (k)	(60,000)	—
The Allstate Corp.	(2,000)	3,000
The Great Atlantic & Pacific Tea Co. Inc.	(10,000)	200,000
The Hershey Co.	(6,000)	62,000
The McGraw-Hill Companies Inc.	(26,000)	144,000
The Phoenix Companies Inc.	(88,000)	27,000
Time Warner Inc.	(20,000)	280,000
Tootsie Roll Industries Inc.	(1)	129,429
Tyson Foods Inc., Cl. A	(60,000)	75,000
Windstream Corp.	(5,169)	—
Yahoo! Inc.	(5,000)	165,000

Rights
Clearwire Corp., expire 06/21/10 (a)	(14,000)	—

Warrants
BPW Acquisition Corp., expire 02/26/14 (g)	(300,000)	—

Convertible Corporate Bonds
The Great Atlantic & Pacific Tea Co. Inc., Cv.	(1,300,000)	2,000,000

(a)	Rights Exercise — 0.4336 shares of Clearwire Corp., Cl. A for every 1 share of Clearwire Corp., Rights which expired on 06/21/10. 4,000 shares were sold prior to the rights exercise.

(b)	Stock Dividend — 1:1

(c)	Stock Split — 2 shares for every 1 share held.

(d)	Name change from FPL Group Inc.

(e)	Stock dividend — 90 shares of Rolls-Royce Group plc, Cl. C for every 1 share of Rolls-Royce Group plc held

(f)	Exchange — $13.15 Cash plus 0.7562 shares of Tyco International Ltd. for every 1 share of Brink’s Home Security Holdings Inc. held. 50,000 shares of Brink’s Home Security Holdings Inc. were purchased prior to the exchange of shares.

(g)	Exchange — 0.04193 shares of Talbots Inc. and 0.56604 shares of Talbots Inc., Warrants expire 04/06/15 for every 1 share of BPW Acquisition Corp., Warrants expire 02/26/14. All Talbots Inc. common shares were sold after the exchange of shares.

(h)	Exchange — 0.9853 shares of Talbots Inc. for every 1 share of BPW Acquisition Corp. held. All Talbots Inc. shares were sold after the exchange of shares.

(i)	Reverse Split — 1:7. 50,000 shares were sold prior to reverse split.

(j)	Name change from MGM Mirage.

(k)	Tender Offer — $18.442071 for every 1 share held.
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.4%
	Food and Beverage — 11.2%
32,000	Brown-Forman Corp., Cl. A	$1,556,972	$1,862,400
6,250	Brown-Forman Corp., Cl. B	410,925	357,687
70,000	Campbell Soup Co.	1,928,257	2,508,100
50,000	China Mengniu Dairy Co. Ltd.	138,064	163,737
15,000	Coca-Cola Enterprises Inc.	275,289	387,900
100,000	Constellation Brands Inc., Cl. A†	1,264,244	1,562,000
45,000	Corn Products International Inc.	633,413	1,363,500
225,000	Danone	10,770,736	12,161,270
600,000	Davide Campari — Milano SpA	3,120,039	2,967,863
172,000	Dean Foods Co.†	3,597,895	1,732,040
60,000	Del Monte Foods Co.	564,374	863,400
203,000	Diageo plc, ADR	8,469,887	12,736,220
120,000	Dr. Pepper Snapple Group Inc.	2,970,121	4,486,800
70,000	Flowers Foods Inc.	519,947	1,710,100
92,000	Fomento Economico Mexicano SAB de CV, ADR	1,221,269	3,969,800
50,000	General Mills Inc.	1,213,148	1,776,000
700,000	Grupo Bimbo SAB de CV, Cl. A	2,050,139	5,033,615
90,000	H.J. Heinz Co.	3,169,202	3,889,800
36,000	Heineken NV	1,682,918	1,535,071
150,000	ITO EN Ltd.	3,464,995	2,307,301
20,000	ITO EN Ltd., Preference	445,994	217,158
14,000	Kellogg Co.	502,615	704,200
66,000	Kerry Group plc, Cl. A	758,380	1,840,149
182,278	Kraft Foods Inc., Cl. A	5,477,864	5,103,784
11,500	LVMH Moet Hennessy Louis Vuitton SA	397,547	1,262,981
1,000	MEIJI Holdings Co. Ltd.	50,608	41,169
70,000	Morinaga Milk Industry Co. Ltd.	299,202	273,144
25,000	Nestlé SA	513,610	1,210,744
210,000	PepsiCo Inc.	11,513,352	12,799,500
50,000	Pernod-Ricard SA	4,405,689	3,911,906
64,000	Ralcorp Holdings Inc.†	1,243,785	3,507,200
36,000	Remy Cointreau SA	2,078,396	1,928,854
600,000	Sara Lee Corp.	8,595,786	8,460,000
75,000	The Coca-Cola Co.	3,336,187	3,759,000
20,000	The Hain Celestial Group Inc.†	267,663	403,400
62,000	The Hershey Co.	2,635,766	2,971,660
2,000	The J.M. Smucker Co.	52,993	120,440
129,429	Tootsie Roll Industries Inc.	1,558,580	3,060,996
75,000	Tyson Foods Inc., Cl. A	743,792	1,229,250
380,000	YAKULT HONSHA Co. Ltd.	10,693,823	10,422,440

		104,593,466	126,602,579

	Cable and Satellite — 8.9%
1,430,000	Cablevision Systems Corp., Cl. A	24,584,370	34,334,300
105,000	Comcast Corp., Cl. A, Special	630,439	1,725,150
700,000	DIRECTV, Cl. A†	15,383,624	23,744,000
100,000	DISH Network Corp., Cl. A	2,548,495	1,815,000
30,740	EchoStar Corp., Cl. A†	923,528	586,519
176,770	Liberty Global Inc., Cl. A†	2,780,875	4,594,252
139,001	Liberty Global Inc., Cl. C†	2,941,276	3,612,636
490,690	Rogers Communications Inc., Cl. B, New York	4,038,668	16,075,004
19,310	Rogers Communications Inc., Cl. B, Toronto	137,424	630,879
120,000	Scripps Networks Interactive Inc., Cl. A	3,863,791	4,840,800
160,000	Shaw Communications Inc., Cl. B, New York	329,198	2,884,800
40,000	Shaw Communications Inc., Cl. B, Toronto	52,983	720,304
80,000	Time Warner Cable Inc.	4,909,256	4,166,400

		63,123,927	99,730,044

	Financial Services — 8.5%
534,000	American Express Co.	25,230,450	21,199,800
5,000	Ameriprise Financial Inc.	145,527	180,650
19,452	Argo Group International Holdings Ltd.	752,879	595,037
95,000	Artio Global Investors Inc.	2,469,126	1,495,300
88,000	Banco Santander SA, ADR	315,014	924,000
134	Berkshire Hathaway Inc., Cl. A†	393,177	16,080,000
10,000	Calamos Asset Management Inc., Cl. A	155,620	92,800
240,000	Citigroup Inc.†	1,553,373	902,400
136,000	Commerzbank AG, ADR†	2,555,980	958,800
142,000	Deutsche Bank AG	11,386,089	7,974,720
20,000	Fortress Investment Group LLC, Cl. A†	176,151	57,400
22,000	H&R Block Inc.	369,710	345,180
29,000	Interactive Brokers Group Inc., Cl. A†	744,313	481,400
210,000	Janus Capital Group Inc.	3,589,340	1,864,800
70,088	JPMorgan Chase & Co.	2,006,316	2,565,922
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
30,000	Kinnevik Investment AB, Cl. A	$450,841	$490,167
178,000	Legg Mason Inc.	3,916,257	4,989,340
130,000	Leucadia National Corp.†	1,631,259	2,536,300
5,000	Loews Corp.	183,078	166,550
190,000	Marsh & McLennan Companies Inc.	5,818,069	4,284,500
20,000	Moody’s Corp.	974,893	398,400
22,000	Och-Ziff Capital Management Group LLC, Cl. A	214,559	276,980
120,000	State Street Corp.	4,047,374	4,058,400
20,000	SunTrust Banks Inc.	419,333	466,000
150,000	T. Rowe Price Group Inc.	4,610,820	6,658,500
3,000	The Allstate Corp.	125,438	86,190
170,038	The Bank of New York Mellon Corp.	5,689,421	4,198,238
10,000	The Blackstone Group LP	156,323	95,600
43,000	The Charles Schwab Corp.	628,338	609,740
15,000	The Dun & Bradstreet Corp.	353,346	1,006,800
27,000	The Phoenix Companies Inc.†	214,194	56,970
90,000	Waddell & Reed Financial Inc., Cl. A	1,928,405	1,969,200
290,000	Wells Fargo & Co.	8,655,084	7,424,000

		91,860,097	95,490,084

	Diversified Industrial — 7.1%
3,000	Acuity Brands Inc.	76,507	109,140
158,000	Ampco-Pittsburgh Corp.	2,060,108	3,291,140
155,000	Baldor Electric Co.	5,189,250	5,592,400
205,000	Cooper Industries plc	5,407,514	9,020,000
250,000	Crane Co.	5,569,151	7,552,500
220,000	General Electric Co.	4,881,182	3,172,400
185,000	Greif Inc., Cl. A	2,262,757	10,274,900
18,000	Greif Inc., Cl. B	559,808	946,800
420,000	Honeywell International Inc.	13,993,263	16,392,600
250,000	ITT Corp.	6,493,529	11,230,000
10,000	Jardine Strategic Holdings Ltd.	190,495	208,200
30,000	Material Sciences Corp.†	30,306	90,300
98,000	Park-Ohio Holdings Corp.†	1,017,645	1,410,220
1,000	Pentair Inc.	31,908	32,200
21,000	Sulzer AG	589,230	1,973,651
70,000	Trinity Industries Inc.	899,679	1,240,400
225,810	Tyco International Ltd.	10,439,234	7,955,286

		59,691,566	80,492,137

	Energy and Utilities — 6.7%
3,500	AGL Resources Inc.	63,090	125,370
68,000	Allegheny Energy Inc.	1,081,525	1,406,240
36,000	Anadarko Petroleum Corp.	1,554,403	1,299,240
68,000	Apache Corp.	2,650,708	5,724,920
120,000	BP plc, ADR	7,253,566	3,465,600
61,000	CH Energy Group Inc.	2,515,309	2,393,640
55,000	CMS Energy Corp.	352,685	805,750
260,000	ConocoPhillips	15,800,441	12,763,400
80,000	Constellation Energy Group Inc.	2,413,836	2,580,000
3,000	Diamond Offshore Drilling Inc.	296,909	186,570
60,000	DPL Inc.	1,411,620	1,434,000
135,000	Duke Energy Corp.	2,443,937	2,160,000
280,000	El Paso Corp.	3,127,992	3,110,800
265,000	El Paso Electric Co.†	4,404,805	5,127,750
75,000	Exxon Mobil Corp.	2,571,862	4,280,250
50,000	Great Plains Energy Inc.	1,247,622	851,000
210,000	Halliburton Co.	3,725,290	5,155,500
20,000	Marathon Oil Corp.	242,414	621,800
10,000	Mirant Corp.†	192,014	105,600
140,000	Mirant Corp., Escrow† (a)	0	0
23,000	NextEra Energy Inc.	897,653	1,121,480
2,000	Niko Resources Ltd., New York	110,842	186,013
1,000	Niko Resources Ltd., Toronto	55,421	93,006
10,000	NiSource Inc.	215,500	145,000
190,000	Northeast Utilities	3,663,753	4,841,200
19,000	Oceaneering International Inc.†	512,207	853,100
800	PetroChina Co. Ltd., ADR	57,061	87,784
3,500	Petroleo Brasileiro SA, ADR	115,194	120,120
100,000	Progress Energy Inc., CVO†	52,000	15,000
190,000	Rowan Companies Inc.†	6,929,670	4,168,600
5,000	SJW Corp.	68,704	117,200
20,000	Southwest Gas Corp.	451,132	590,000
130,000	Spectra Energy Corp.	3,274,110	2,609,100
60,000	The AES Corp.†	342,617	554,400
16,000	Transocean Ltd.†	1,086,152	741,280
265,000	Westar Energy Inc.	4,469,895	5,726,650

		75,651,939	75,567,363

	Entertainment — 5.4%
32,000	Canal+ Groupe	34,011	200,352
2,002	Chestnut Hill Ventures† (a)	54,500	67,527
132,000	Discovery Communications Inc., Cl. A†	2,275,644	4,713,720
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
132,000	Discovery Communications Inc., Cl. C†	$1,588,657	$4,082,760
500	DreamWorks Animation SKG Inc., Cl. A†	10,535	14,275
690,000	Grupo Televisa SA, ADR	8,053,491	12,012,900
29,000	Liberty Media Corp. — Starz, Cl. A†	508,225	1,503,360
359,500	Madison Square Garden Inc., Cl. A†	5,465,399	7,071,365
10,000	Regal Entertainment Group, Cl. A	134,259	130,400
10,000	The Walt Disney Co.	164,934	315,000
280,000	Time Warner Inc.	12,005,042	8,094,800
110,000	Tokyo Broadcasting System Holdings Inc.	3,205,473	1,510,377
125,000	Universal Entertainment Corp.†	2,914,886	2,310,128
300,000	Viacom Inc., Cl. A	13,911,309	10,698,000
400,000	Vivendi	11,744,278	8,224,907

		62,070,643	60,949,871

	Equipment and Supplies — 5.4%
246,000	AMETEK Inc.	4,111,952	9,876,900
4,000	Amphenol Corp., Cl. A	14,775	157,120
94,000	CIRCOR International Inc.	974,241	2,404,520
192,000	Donaldson Co. Inc.	2,979,493	8,188,800
50,000	Fedders Corp.† (a)	71,252	0
114,500	Flowserve Corp.	3,902,416	9,709,600
23,000	Franklin Electric Co. Inc.	250,434	662,860
85,000	Gerber Scientific Inc.†	876,400	454,750
85,000	GrafTech International Ltd.†	837,991	1,242,700
307,000	IDEX Corp.	7,355,178	8,770,990
40,000	Ingersoll-Rand plc	806,578	1,379,600
204,000	Lufkin Industries Inc.	990,973	7,953,960
11,000	Mueller Industries Inc.	485,034	270,600
2,000	Sealed Air Corp.	17,404	39,440
70,000	Tenaris SA, ADR	3,080,791	2,422,700
4,000	The Manitowoc Co. Inc.	25,450	36,560
90,000	The Weir Group plc	378,710	1,394,442
190,000	Watts Water Technologies Inc., Cl. A	2,957,983	5,445,400

		30,117,055	60,410,942

	Telecommunications — 4.9%
65,000	BCE Inc.	1,607,839	1,902,550
8,000	Bell Aliant Regional Communications Income Fund	231,778	191,104
45,480	Brasil Telecom SA, ADR†	1,438,987	913,238
25,801	Brasil Telecom SA, Cl. C, ADR†	415,380	223,179
1,100,000	BT Group plc	4,548,616	2,138,204
7,040,836	Cable & Wireless Jamaica Ltd.† (b)	128,658	32,239
800,000	Cincinnati Bell Inc.†	5,157,736	2,408,000
155,000	Deutsche Telekom AG, ADR	2,554,250	1,808,850
5,000	Fastweb SpA†	96,670	76,856
40,000	Hellenic Telecommunications Organization SA	771,947	303,267
13,000	Hellenic Telecommunications Organization SA, ADR	117,199	48,620
95,000	Koninklijke KPN NV	221,092	1,216,891
200,000	Qwest Communications International Inc.	817,996	1,050,000
1,150,000	Sprint Nextel Corp.†	12,633,234	4,876,000
184,000	Tele Norte Leste Participacoes SA, ADR	2,443,834	2,752,640
38,000	Telecom Argentina SA, ADR	231,164	624,340
850,000	Telecom Italia SpA	3,478,408	945,877
203,000	Telefonica SA, ADR	9,608,951	11,272,590
52,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	239,723	733,720
265,000	Telephone & Data Systems Inc.	12,354,090	8,053,350
350,000	Telephone & Data Systems Inc., Special	15,339,051	9,289,000
15,000	TELUS Corp.	280,203	566,014
148,000	Verizon Communications Inc.	5,170,419	4,146,960

		79,887,225	55,573,489

	Consumer Products — 4.2%
65,000	Avon Products Inc.	1,782,368	1,722,500
17,000	Christian Dior SA	643,155	1,643,538
12,000	Church & Dwight Co. Inc.	79,628	752,520
12,000	Clorox Co.	667,921	745,920
175,000	Eastman Kodak Co.†	1,529,256	759,500
105,000	Energizer Holdings Inc.†	4,653,239	5,279,400
120,000	Fortune Brands Inc.	5,780,354	4,701,600
2,266	Givaudan SA	653,003	1,937,300
60,000	Hanesbrands Inc.†	1,376,148	1,443,600
30,000	Harley-Davidson Inc.	1,393,692	666,900
4,000	Jarden Corp.	91,909	107,480
8,000	Mattel Inc.	144,000	169,280
13,000	National Presto Industries Inc.	408,869	1,207,180
10,000	Oil-Dri Corp. of America	171,255	229,500
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
78,000	Pactiv Corp.†	$806,922	$2,172,300
56,000	Reckitt Benckiser Group plc	1,721,681	2,620,528
33,000	Svenska Cellulosa AB, Cl. B	450,176	390,633
950,000	Swedish Match AB	10,612,867	20,870,552

		32,966,443	47,420,231

	Health Care — 3.7%
12,000	Abbott Laboratories	506,418	561,360
14,046	Allergan Inc.	655,380	818,320
38,000	Amgen Inc.†	2,221,438	1,998,800
35,000	Baxter International Inc.	1,835,704	1,422,400
3,000	Becton, Dickinson and Co.	247,299	202,860
35,000	Biogen Idec Inc.†	806,669	1,660,750
225,000	Boston Scientific Corp.†	2,309,327	1,305,000
85,000	Bristol-Myers Squibb Co.	2,152,363	2,119,900
1,000	Cephalon Inc.†	57,920	56,750
25,000	Covidien plc	1,067,172	1,004,500
4,000	GlaxoSmithKline plc, ADR	216,096	136,040
30,000	Henry Schein Inc.†	764,324	1,647,000
15,000	Hospira Inc.†	528,513	861,750
55,000	Johnson & Johnson	3,568,740	3,248,300
74,000	Life Technologies Corp.†	1,938,480	3,496,500
56,000	Mead Johnson Nutrition Co.	2,306,697	2,806,720
100,000	Merck & Co. Inc.	2,237,482	3,497,000
10,000	Nobel Biocare Holding AG	286,712	173,494
98,000	Novartis AG, ADR	4,369,878	4,735,360
100,000	SSL International plc	1,023,492	1,210,219
100,000	UnitedHealth Group Inc.	4,718,253	2,840,000
8,000	Watson Pharmaceuticals Inc.†	284,962	324,560
65,000	William Demant Holding A/S†	2,952,976	4,775,057
7,000	Zimmer Holdings Inc.†	339,145	378,350

		37,395,440	41,280,990

	Automotive: Parts and Accessories — 3.4%
86,000	BorgWarner Inc.†	1,126,424	3,211,240
165,000	CLARCOR Inc.	1,323,806	5,860,800
215,000	Dana Holding Corp.†	1,440,698	2,150,000
275,000	Genuine Parts Co.	9,733,864	10,848,750
195,000	Johnson Controls Inc.	4,070,079	5,239,650
135,000	Midas Inc.†	1,878,589	1,035,450
310,000	Modine Manufacturing Co.†	7,031,946	2,380,800
128,000	O’Reilly Automotive Inc.†	3,753,679	6,087,680
175,000	Standard Motor Products Inc.	1,873,526	1,412,250
42,000	Superior Industries International Inc.	924,270	564,480

		33,156,881	38,791,100

	Publishing — 2.5%
10,000	Idearc Inc.† (a)	1,041	33
1,210,000	Il Sole 24 Ore	10,118,419	2,071,512
28,324	Independent News & Media plc†	197,462	25,284
180,000	Media General Inc., Cl. A†	8,091,339	1,756,800
120,000	Meredith Corp.	5,027,674	3,735,600
1,350,000	News Corp., Cl. A	17,346,496	16,146,000
20,000	News Corp., Cl. B	186,274	277,000
332	Seat Pagine Gialle SpA†	15,932	55
27,000	The E.W. Scripps Co., Cl. A†	172,848	200,610
144,000	The McGraw-Hill Companies Inc.	5,747,113	4,052,160

		46,904,598	28,265,054

	Machinery — 2.3%
20,000	Caterpillar Inc.	136,559	1,201,400
20,000	CNH Global NV†	135,583	453,000
435,000	Deere & Co.	12,737,846	24,220,800

		13,009,988	25,875,200

	Consumer Services — 2.2%
100,000	IAC/InterActiveCorp.†	2,555,273	2,197,000
198,000	Liberty Media Corp. — Interactive, Cl. A†	4,331,492	2,079,000
1,010,000	Rollins Inc.	10,349,501	20,896,900

		17,236,266	25,172,900

	Business Services — 2.1%
6,000	ACCO Brands Corp.†	77,008	29,940
18,000	Ascent Media Corp., Cl. A†	550,594	454,680
140,000	Clear Channel Outdoor Holdings Inc., Cl. A†	2,263,961	1,215,200
180,000	Contax Participacoes SA, ADR	73,939	431,406
100,000	Diebold Inc.	3,782,286	2,725,000
200,000	G4S plc	0	798,745
1,000	Hertz Global Holdings Inc.†	7,031	9,460
12,000	Jardine Matheson Holdings Ltd.	289,300	421,680
92,000	Landauer Inc.	2,498,708	5,600,960
40,500	MasterCard Inc., Cl. A	1,780,529	8,080,965
55,000	Monster Worldwide Inc.†	1,157,151	640,750
340,000	The Interpublic Group of Companies Inc.†	2,916,817	2,424,200
8,000	Visa Inc., Cl. A	352,000	566,000

		15,749,324	23,398,986

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Retail — 2.1%
100,000	AutoNation Inc.†	$1,070,027	$1,950,000
500	AutoZone Inc.†	43,965	96,610
40,000	Coldwater Creek Inc.†	157,162	134,400
50,000	Costco Wholesale Corp.	2,293,269	2,741,500
115,000	CVS Caremark Corp.	3,957,698	3,371,800
10,108	Denny’s Corp.†	14,358	26,281
29,000	HSN Inc.†	513,331	696,000
395,000	Macy’s Inc.	7,139,483	7,070,500
50,000	Sally Beauty Holdings Inc.†	416,928	410,000
9,000	SUPERVALU Inc.	247,181	97,560
200,000	The Great Atlantic & Pacific Tea Co. Inc.†	3,430,666	780,000
50,000	Wal-Mart Stores Inc.	2,439,001	2,403,500
90,000	Walgreen Co.	3,081,212	2,403,000
32,000	Whole Foods Market Inc.†	805,826	1,152,640

		25,610,107	23,333,791

	Aerospace — 2.0%
630,000	BBA Aviation plc	1,504,391	1,725,369
30,899	Kaman Corp.	665,917	683,486
4,000	Lockheed Martin Corp.	234,360	298,000
50,000	Northrop Grumman Corp.	2,832,021	2,722,000
1,200,000	Rolls-Royce Group plc†	9,166,092	10,085,162
108,000,000	Rolls-Royce Group plc, Cl. C†	165,812	161,363
110,000	The Boeing Co.	6,421,247	6,902,500

		20,989,840	22,577,880

	Aviation: Parts and Services — 2.0%
350,000	Curtiss-Wright Corp.	4,965,900	10,164,000
330,000	GenCorp Inc.†	3,022,710	1,445,400
104,000	Precision Castparts Corp.	5,728,725	10,703,680

		13,717,335	22,313,080

	Specialty Chemicals — 1.7%
13,000	Ashland Inc.	217,620	603,460
30,000	E.I. du Pont de Nemours and Co.	1,221,298	1,037,700
515,000	Ferro Corp.†	6,858,572	3,795,550
4,000	FMC Corp.	136,430	229,720
45,000	H.B. Fuller Co.	620,163	854,550
70,000	International Flavors & Fragrances Inc.	3,296,486	2,969,400
275,000	Omnova Solutions Inc.†	1,732,134	2,147,750
240,000	Sensient Technologies Corp.	4,386,305	6,223,200
100,000	Zep Inc.	1,293,508	1,744,000

		19,762,516	19,605,330

	Hotels and Gaming — 1.7%
5,230	Accor SA	270,296	244,629
200,000	Gaylord Entertainment Co.†	5,147,797	4,418,000
70,000	Genting Singapore plc†	52,525	58,529
40,000	Interval Leisure Group Inc.†	774,061	498,000
1,500,087	Ladbrokes plc	10,712,466	2,850,904
90,000	Las Vegas Sands Corp.†	769,685	1,992,600
3,900,000	Mandarin Oriental International Ltd.	7,272,574	5,538,000
60,000	MGM Resorts International†	324,970	578,400
42,000	Orient-Express Hotels Ltd., Cl. A†	903,469	310,800
100,000	Pinnacle Entertainment Inc.†	483,433	946,000
34,000	Starwood Hotels & Resorts Worldwide Inc.	520,597	1,408,620
200,000	The Hongkong & Shanghai Hotels Ltd.	155,450	332,353
2,000	Wynn Resorts Ltd.	74,539	152,540

		27,461,862	19,329,375

	Communications Equipment — 1.5%
468,000	Corning Inc.	3,992,205	7,558,200
75,000	Motorola Inc.†	821,927	489,000
250,000	Thomas & Betts Corp.†	8,254,260	8,675,000

		13,068,392	16,722,200

	Metals and Mining — 1.5%
15,000	Agnico-Eagle Mines Ltd.	717,413	911,700
68,000	Alcoa Inc.	1,369,637	684,080
88,000	Barrick Gold Corp.	2,576,640	3,996,080
4,000	Freeport-McMoRan Copper & Gold Inc.	102,895	236,520
74,000	Ivanhoe Mines Ltd.†	552,168	964,960
52,000	New Hope Corp. Ltd.	70,252	193,468
155,000	Newmont Mining Corp.	4,747,145	9,569,700

		10,136,150	16,556,508

	Wireless Communications — 1.3%
88,000	America Movil SAB de CV, Cl. L, ADR	1,190,916	4,180,000
16,070	Clearwire Corp., Cl. A†	207,016	116,993
1,500	NTT DoCoMo Inc.	2,980,751	2,281,853
32,165	Tim Participacoes SA, ADR	390,212	872,958
115,400	United States Cellular Corp.†	5,343,392	4,748,710
56,938	Vivo Participacoes SA, ADR	2,233,072	1,475,833
36,000	Vodafone Group plc, ADR	978,620	744,120

		13,323,979	14,420,467

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Electronics — 1.2%
4,000	Advanced Micro Devices Inc.†	$38,695	$29,280
16,000	Bel Fuse Inc., Cl. A	500,167	265,600
5,000	Hitachi Ltd., ADR†	347,376	181,500
180,000	Intel Corp.	3,637,892	3,501,000
35,000	Koninklijke Philips Electronics NV	48,221	1,044,400
75,000	LSI Corp.†	442,152	345,000
18,000	MEMC Electronic Materials Inc.†	234,361	177,840
20,000	Molex Inc., Cl. A	519,697	309,000
2,000	Rovi Corp.†	33,295	75,820
275,000	Texas Instruments Inc.	6,623,135	6,402,000
62,000	Tyco Electronics Ltd.	2,382,901	1,573,560

		14,807,892	13,905,000

	Environmental Services — 1.1%
220,000	Republic Services Inc.	4,644,220	6,540,600
190,000	Waste Management Inc.	4,812,032	5,945,100

		9,456,252	12,485,700

	Automotive — 0.9%
125,000	Navistar International Corp.†	3,272,936	6,150,000
96,750	PACCAR Inc.	431,444	3,857,423

		3,704,380	10,007,423

	Agriculture — 0.9%
285,000	Archer-Daniels-Midland Co.	6,555,840	7,358,700
31,000	Monsanto Co.	1,451,491	1,432,820
15,000	Syngenta AG, ADR	189,981	687,750
10,000	The Mosaic Co.	176,051	389,800

		8,373,363	9,869,070

	Broadcasting — 0.8%
355,000	CBS Corp., Cl. A, Voting	10,615,381	4,604,350
2,000	Cogeco Inc.	39,014	56,362
25,334	Corus Entertainment Inc., Cl. B, New York	46,981	445,878
6,666	Corus Entertainment Inc., Cl. B, Toronto	12,406	117,597
40,000	Gray Television Inc.†	126,572	96,400
5,000	Gray Television Inc., Cl. A†	45,747	11,975
77,000	Liberty Media Corp. — Capital, Cl. A†	990,182	3,227,070
45,000	LIN TV Corp., Cl. A†	360,203	243,450
100,000	Television Broadcasts Ltd.	396,239	466,168

		12,632,725	9,269,250

	Computer Software and Services — 0.6%
8,000	Alibaba.com Ltd.	13,935	16,006
45,000	AOL Inc.†	1,286,238	935,550
10,000	Check Point Software Technologies Ltd.†	169,874	294,800
100,000	NCR Corp.†	1,769,210	1,212,000
40,000	Rockwell Automation Inc.	1,653,266	1,963,600
165,000	Yahoo! Inc.†	4,906,657	2,281,950

		9,799,180	6,703,906

	Transportation — 0.5%
200,000	AMR Corp.†	2,691,024	1,356,000
165,000	GATX Corp.	4,548,661	4,402,200
3,000	Grupo TMM SA, Cl. A, ADR†	6,660	6,900

		7,246,345	5,765,100

	Real Estate — 0.5%
2,000	Brookfield Asset Management Inc., Cl. A	70,670	45,240
55,500	Griffin Land & Nurseries Inc.	529,368	1,409,700
170,000	The St. Joe Co.†	8,953,965	3,937,200

		9,554,003	5,392,140

	Closed-End Funds — 0.4%
31,500	Royce Value Trust Inc.†	388,297	332,955
104,000	The Central Europe and Russia Fund Inc.	2,391,965	3,279,120
70,957	The New Germany Fund Inc.	765,717	817,425

		3,545,979	4,429,500

	Manufactured Housing and Recreational Vehicles — 0.1%
6,400	Martin Marietta Materials Inc.	132,795	542,784
10,000	Nobility Homes Inc.†	195,123	94,250
33,000	Skyline Corp.	1,126,258	594,330

		1,454,176	1,231,364

	Real Estate Investment Trusts — 0.1%
2,000	Camden Property Trust	37,490	81,700
24,984	Rayonier Inc.	798,811	1,099,796

		836,301	1,181,496

	TOTAL COMMON STOCKS	988,895,635	1,120,119,550

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
23,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	$720,607	$874,000

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
12,183	Mirant Corp., Ser. A, expire 01/03/11†	36,353	757

	Retail — 0.0%
169,811	Talbots Inc., expire 04/06/15†	509,433	370,188

	TOTAL WARRANTS	545,786	370,945

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.3%
	Diversified Industrial — 0.2%
$2,000,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (c)	2,000,000	2,010,000

	Retail — 0.1%
2,000,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	1,957,584	1,885,000

	TOTAL CONVERTIBLE CORPORATE BONDS	3,957,584	3,895,000

	CORPORATE BONDS — 0.0%
	Consumer Products — 0.0%
1,000,000	Pillowtex Corp., Sub. Deb., 9.000%, 12/15/10† (a)	0	0

	U.S. GOVERNMENT OBLIGATIONS — 0.2%
2,065,000	U.S. Treasury Bills, 0.051% to 0.162%††, 08/05/10 to 11/26/10	2,064,724	2,064,599

TOTAL INVESTMENTS — 100.0%		$996,184,336	1,127,324,094

Other Assets and Liabilities (Net)			438,042

PREFERRED STOCK (8,218,262 preferred shares outstanding)			(305,356,550)

NET ASSETS — COMMON STOCK (180,862,988 common shares outstanding)			$822,405,586

NET ASSET VALUE PER COMMON SHARE ($822,405,586 ÷ 180,862,988 shares outstanding)			$4.55

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $67,560 or 0.01% of total investments.

(b)	At June 30, 2010, the Fund held an investment in a restricted security amounting to $32,239 or 0.00% of total investments, which were valued under methods approved by the Board of Directors as follows:

				06/30/10
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
7,040,836	Cable & Wireless Jamaica Ltd.	09/30/93	$128,658	$0.0046

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At June 30, 2010, the market value of the Rule 144A security amounted to $2,010,000 or 0.18% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	79.8%	$899,254,782
Europe	14.8	166,749,593
Latin America	3.1	34,496,925
Japan	1.7	19,545,069
Asia/Pacific	0.6	7,277,725

Total Investments	100.0%	$1,127,324,094

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $996,184,336)	$1,127,324,094
Foreign currency, at value (cost $9,815)	10,086
Cash	44,974
Receivable for investments sold	427,587
Dividends and interest receivable	2,030,328
Deferred offering expense	143,532
Prepaid expense	16,293

Total Assets	1,129,996,894

Liabilities:
Distributions payable	106,410
Payable for investment advisory fees	724,183
Payable for payroll expenses	22,581
Payable for accounting fees	7,500
Payable for auction agent fees	789,779
Payable for shareholder communications expenses	338,000
Unrealized depreciation on swap contracts	89,883
Other accrued expenses	156,422

Total Liabilities	2,234,758

Preferred Stock:
Series C Cumulative Preferred Stock (Auction Market, $25,000 liquidation value, $0.001 par value, 5,200 shares authorized with 2,880 shares issued and outstanding)	72,000,000
Series D Cumulative Preferred Stock (5.875%, $25 liquidation value, $0.001 par value, 3,000,000 shares authorized with 2,363,860 shares issued and outstanding)	59,096,500
Series E Cumulative Preferred Stock (Auction Rate, $25,000 liquidation value, $0.001 par value, 2,000 shares authorized with 1,120 shares issued and outstanding)	28,000,000
Series F Cumulative Preferred Stock (6.200%, $25 liquidation value, $0.001 par value, 6,000,000 shares authorized with 5,850,402 shares issued and outstanding)	146,260,050

Total Preferred Stock	305,356,550

Net Assets Attributable to Common Shareholders	$822,405,586

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$779,236,625
Accumulated net investment income	775,873
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(88,657,226)
Net unrealized appreciation on investments	131,139,758
Net unrealized depreciation on swap contracts	(89,883)
Net unrealized appreciation on foreign currency translations	439

Net Assets	$822,405,586

Net Asset Value per Common Share:
($822,405,586 ÷ 180,862,988 shares outstanding, at $0.001 par value; 246,000,000 shares authorized)	$4.55

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $471,576)	$12,746,938
Interest	145,314

Total Investment Income	12,892,252

Expenses:
Investment advisory fees	6,106,347
Shareholder communications expenses	263,704
Auction agent fees	124,206
Payroll expenses	83,163
Custodian fees	81,314
Directors’ fees	71,067
Shareholder services fees	64,016
Legal and audit fees	50,481
Accounting fees	22,500
Interest expense	23
Miscellaneous expenses	166,955

Total Expenses	7,033,776

Less:
Advisory fee reduction	(1,514,234)

Net Expenses	5,519,542

Net Investment Income	7,372,710

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(10,607,346)
Net realized gain on swap contracts	180,200
Net realized loss on foreign currency transactions	(36,462)

Net realized loss on investments, swap contracts, and foreign currency transactions	(10,463,608)

Net change in unrealized depreciation:
on investments	(38,561,033)
on swap contracts	(59,817)
on foreign currency translations	(3,922)

Net change in unrealized depreciation on investments, swap contracts, and foreign currency translations	(38,624,772)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	(49,088,380)

Net Decrease in Net Assets Resulting from Operations	(41,715,670)

Total Distributions to Preferred Stock Shareholders	(6,357,702)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(48,073,372)

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$7,372,710	$11,574,335
Net realized loss on investments, futures contracts, swap contracts, and foreign currency transactions	(10,463,608)	(55,179,842)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(38,624,772)	344,037,176

Net Increase/(Decrease) in Net Assets Resulting from Operations	(41,715,670)	300,431,669

Distributions to Preferred Shareholders:
Net investment income	(5,721,932)*	(12,991,753)
Return of capital	(635,770)*	—

Total Distributions to Preferred Shareholders	(6,357,702)	(12,991,753)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(48,073,372)	287,439,916

Distributions to Common Shareholders:
Net investment income	—	(17,615)
Return of capital	(39,789,857)*	(127,616,760)

Total Distributions to Common Shareholders	(39,789,857)	(127,634,375)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	—	26,068,179
Net increase in net assets from repurchase of preferred shares	—	319,017

Net Increase in Net Assets from Fund Share Transactions	—	26,387,196

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(87,863,229)	186,192,737
Net Assets Attributable to Common Shareholders:
Beginning of period	910,268,815	724,076,078

End of period (including undistributed net investment income of $775,873 and $0, respectively)	$822,405,586	$910,268,815

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
FINANCIAL HIGHLIGHTS

	Six Months Ended
Selected data for a share	June 30, 2010		Year Ended December 31,
outstanding throughout each period:	(Unaudited)		2009		2008		2007	2006		2005
Operating Performance:
Net asset value, beginning of period	$5.03		$4.14		$9.22		$9.40	$8.10		$8.69

Net investment income	0.04		0.06		0.12		0.14	0.18		0.09
Net realized and unrealized gain/(loss) on investments, written options, futures contracts, swap contracts, and foreign currency transactions	(0.27)		1.62		(4.30)		1.12	2.18		0.47

Total from investment operations	(0.23)		1.68		(4.18)		1.26	2.36		0.56

Distributions to Preferred Shareholders:(a)
Net investment income	(0.03	)(e)	(0.07)		(0.11)		(0.02)	(0.03)		(0.01)
Net realized gain	—		—		—		(0.12)	(0.12)		(0.14)
Return of capital	(0.00	)(e)(f)	—		—		—	—		—

Total distributions to preferred shareholders	(0.03)		(0.07)		(0.11)		(0.14)	(0.15)		(0.15)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(0.26)		1.61		(4.29)		1.12	2.21		0.41

Distributions to Common Shareholders:
Net investment income	—		(0.00	)(f)	(0.00	)(f)	(0.12)	(0.16)		(0.08)
Net realized gain	—		—		—		(0.57)	(0.72)		(0.77)
Return of capital	(0.22	)(e)	(0.72)		(0.80)		(0.61)	—		—

Total distributions to common shareholders	(0.22)		(0.72)		(0.80)		(1.30)	(0.88)		(0.85)

Fund Share Transactions:
Increase/(decrease) in net asset value from common stock share transactions	—		0.00	(f)	0.01		—	—		(0.00	)(f)
Decrease in net asset value from shares issued in rights offering	—		—		—		—	—		(0.15)
Increase in net asset value from repurchase of preferred shares	—		0.00	(f)	0.00	(f)	—	—		—
Offering costs for preferred shares charged to paid-in capital	—		—		0.00	(f)	—	(0.03)		(0.00	)(f)
Offering costs for issuance of rights charged to paid-in capital	—		—		—		—	(0.00	)(f)	(0.00	)(f)

Total fund share transactions	—		0.00	(f)	0.01		—	(0.03)		(0.15)

Net Asset Value Attributable to Common Shareholders, End of Period	$4.55		$5.03		$4.14		$9.22	$9.40		$8.10

Net Asset Value Total Return †	(5.43)%		44.10%		(49.06)%		12.14%	28.17%		5.50%

Market Value, End of Period	$4.49		$5.04		$3.70		$9.28	$9.41		$8.03

Total Investment Return ††	(6.86)%		61.56%		(54.77)%		12.75%	29.42%		0.66%

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended
Selected data for a share	June 30, 2010		Year Ended December 31,
outstanding throughout each period:	(Unaudited)		2009	2008	2007	2006	2005
Ratios and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,127,762		$1,215,626	$1,106,614	$1,990,123	$2,114,399	$1,764,634
Net assets attributable to common shares, end of period (in 000’s)	$822,405		$910,269	$724,076	$1,586,381	$1,586,906	$1,345,891
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	1.60	%(g)	1.53%	1.73%	1.16%	2.12%	1.27%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.52	%(g)	1.74%	1.52%	—	—	—
Ratio of operating expenses to average net assets attributable to common shares net of fee reduction, if any	1.20	%(g)	1.72%	1.19%	1.46%	1.43%	1.39%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.15	%(g)	1.22%	1.14%	—	—	—
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of fee reduction, if any	0.90	%(g)	1.20%	0.89%	1.17%	1.11%	1.04%
Portfolio turnover rate †††	1.4%		6.7%	13.5%	17.2%	29.5%	22.4%
Preferred Stock:
7.200% Series B Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	—		—	—	—	$123,750	$165,000
Total shares outstanding (in 000’s)	—		—	—	—	4,950	6,600
Liquidation preference per share	—		—	—	—	$25.00	$25.00
Average market value (b)	—		—	—	—	$25.27	$25.92
Asset coverage per share	—		—	—	—	$100.21	$105.35
Auction Rate Series C Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$72,000		$72,000	$117,000	$130,000	$130,000	$130,000
Total shares outstanding (in 000’s)	3		3	5	5	5	5
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (c)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$92,332		$99,525	$72,320	$123,230	$100,211	$105,353
5.875% Series D Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$59,097		$59,097	$72,532	$73,743	$73,743	$73,743
Total shares outstanding (in 000’s)	2,364		2,364	2,901	2,950	2,950	2,950
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (b)	$24.79		$23.39	$22.69	$23.86	$23.98	$24.82
Asset coverage per share	$92.33		$99.53	$72.32	$123.23	$100.21	$105.35
Auction Rate Series E Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$28,000		$28,000	$45,000	$50,000	$50,000	$50,000
Total shares outstanding (in 000’s)	1		1	2	2	2	2
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (c)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$92,332		$99,525	$72,320	$123,230	$100,211	$105,353
6.200% Series F Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$146,260		$146,260	$148,007	$150,000	$150,000	—
Total shares outstanding (in 000’s)	5,850		5,850	5,920	6,000	6,000	—
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	—
Average market value (b)	$25.36		$24.08	$23.48	$24.69	$25.12	—
Asset coverage per share	$92.33		$99.53	$72.32	$123.23	$100.21	—
Asset Coverage (d)	369%		398%	289%	493%	401%	421%

†	Based on net asset value per share, adjusted for reinvestment of distributions, at prices dependent upon the relationship of the net asset value per share and the market value per share on the ex-dividend dates, including the effect of shares issued pursuant to the 2005 rights offering, assuming full subscription by shareholders. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to the 2005 rights offering, assuming full subscription by shareholders. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005 would have been 27.3%, 33.1%, and 27.0%, respectively.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the periods.

(b)	Based on weekly prices.

(c)	Based on weekly auction prices. Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auctions.

(d)	Asset coverage is calculated by combining all series of preferred stock.

(e)	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(f)	Amount represents less than $0.005 per share.

(g)	Annualized.
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Equity Trust Inc. (the “Equity Trust”) is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose primary objective is long-term growth of capital. Investment operations commenced on August 21, 1986.
     The Equity Trust will invest at least 80% of its assets in equity securities under normal market conditions (the “80% Policy”). The 80% Policy may be changed without shareholder approval. The Equity Trust will provide shareholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$75,567,363	—	$0	$75,567,363
Entertainment	60,882,344	—	67,527	60,949,871
Equipment and Supplies	60,410,942	—	0	60,410,942
Telecommunications	55,541,250	$32,239	—	55,573,489
Publishing	28,265,021	—	33	28,265,054
Aerospace	22,416,517	161,363	—	22,577,880
Other Industries (a)	816,774,951	—	—	816,774,951

Total Common Stocks	1,119,858,388	193,602	67,560	1,120,119,550

Convertible Preferred Stocks (a)	874,000	—	—	874,000
Warrants (a)	370,945	—	—	370,945
Convertible Corporate Bonds	—	3,895,000	—	3,895,000
Corporate Bonds	—	—	0	0
U.S. Government Obligations	—	2,064,599	—	2,064,599

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$1,121,103,333	$6,153,201	$67,560	$1,127,324,094

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$(89,883)	$—	$(89,883)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
     The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	6/30/10	at 6/30/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$0	$—	$—	$—	$—	$—	$—	$0	$—
Entertainment	67,527	—	—	—	—	—	—	67,527	—
Equipment and Supplies	0	—	—	—	—	—	—	0	—
Publishing	—	—	—	—	—	33	—	33	—

Total Common Stocks	67,527	—	—	—	—	33	—	67,560	—

Corporate Bonds	0	—	—	—	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$67,527	$—	$—	$—	$—	$33	$—	$67,560	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
     In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
Options. The Fund may purchase or write call or put options on securities or indices for the purpose of achieving additional return or of hedging the value of the Fund’s portfolio. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) covered at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. During the six months ended June 30, 2010 the Fund had no investments in options.
Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or to hedge or protect its exposure to interest rate movements and movements in the securities markets. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay periodically to the other party (which is known as the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series C Cumulative Preferred Stock and Series E Cumulative Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
During the six months ended June 30, 2010, the Fund had no investments in interest rate swap agreements.
The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at June 30, 2010 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Depreciation
$1,602,324 (180,000 Shares)	Market Value Appreciation on: Rolls-Royce Group plc	One month LIBOR plus 90 bps plus Market Value Depreciation on: Rolls-Royce Group plc	6/27/11	$(89,883)
The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2010 had an average monthly notional amount of approximately $1,533,839.
As of June 30, 2010, the value of equity contract for difference swap agreements that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on swap contracts.
For the six months ended June 30, 2010, the effect of equity contract for difference swap agreements with equity risk exposure can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized depreciation on swap contracts.
Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2010, the Fund had no investments in futures contracts.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
     Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. As a shareholder in the Fund, you would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2010, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
     Restricted and Illiquid Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at June 30, 2010. For the restricted securities the Fund held as of June 30, 2010, refer to the Schedule of Investments.
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.
     Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
     Under the Fund’s distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s net asset value (“NAV”) and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.
     Distributions to shareholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, and 6.20% Series F Cumulative Preferred Stock (“Cumulative Preferred Stock”) are recorded on a daily basis and are determined as described in Note 5.
     The tax character of distributions paid during the year ended December 31, 2009 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of net short-term capital gains)	$17,615	$12,991,753
Return of capital	127,616,760	—

Total distributions paid	$127,634,375	$12,991,753

     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     As of December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(59,042,461)
Net unrealized appreciation on investments, swap contracts, and foreign currency translations	149,763,255
Other temporary differences*	(114,231)

Total	$90,606,563

*	Other temporary differences are primarily due to adjustments on preferred share class distribution payables, income from investments in hybrid securities, and swap mark-to-market and accrual adjustments.
     At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $59,042,461 which are available to reduce future required distributions of net capital gains to shareholders. $5,677,941 of the loss carryforward is available through 2016; and $53,364,520 is available through 2017.
     The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,015,325,869	$296,652,218	$(184,653,993)	$111,998,225
     The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the year.
     The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or the corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2010, the Fund’s total return on the NAV of the common shares did not exceed the stated dividend rate or the corresponding swap rate of the outstanding Preferred Stock. Thus, advisory fees with respect to the liquidation value of the Preferred Stock assets were reduced by $1,514,234.
     During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $86,474 to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2010, the Fund paid or accrued $83,163 in payroll expenses in the Statement of Operations.
     The Fund pays each Director who is not considered an affiliated person an annual retainer of $12,000 plus $1,500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $17,317,228 and $53,731,446, respectively.
     Sales of U.S. Government obligations for the six months ended June 30, 2010, other than short-term obligations, aggregated aggregated $375,449.
5. Capital. The charter permits the Fund to issue 246,000,000 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the year ended December 31, 2009, the Fund did not repurchase any shares of its common stock in the open market. During the six months ended June 30, 2010, the Fund did not have any transactions in common shares.
     Transactions in common shares for the year ended December 31, 2009 were as follows:

	Year Ended
	December 31, 2009
	Shares	Amount
Net increase from shares issued upon reinvestment of distributions	5,943,836	$26,068,179
     The Fund’s Articles of Incorporation, as amended, authorizes the issuance of up to 18,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C Auction Rate, 5.875% Series D, Series E Auction Rate, and 6.20% Series F Cumulative Preferred Stock at redemption prices of $25,000, $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.
     A shelf registration authorizing the offering of an additional $500,000,000 of preferred shares was declared effective by the SEC on March 20, 2008.
     On June 27, 2002, the Fund received net proceeds of $128,246,557 (after underwriting discounts of $1,300,000 and offering expenses of $453,443) from the public offering of 5,200 shares of Series C Auction Rate Cumulative Preferred Stock (“Series C Stock”). The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008, the number of Series C Stock subject to bid orders by potential holders has been less than the number of Series C Stock subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series C Stock for which they have submitted sell orders. The current maximum rate is 150% of the “AA” Financial Composite Commercial Paper Rate. The dividend rates of Series C Stock ranged from 0.105% to

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
0.420% during the six months ended June 30, 2010. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Shareholders of Series C Stock may also trade their shares in the secondary market. The Fund, at its option, may redeem the Series C Stock in whole or in part at the redemption price at any time. There were no redemptions of Series C Stock during the six months ended June 30, 2010. At June 30, 2010, 2,880 shares of Series C Stock were outstanding with an annualized dividend rate of 0.255% and accrued dividends amounted to $510.
     On October 7, 2003, the Fund received net proceeds of $72,375,842 (after underwriting discounts of $2,362,500 and offering expenses of $261,658) from the public offering of 3,000,000 shares of 5.875% Series D Cumulative Preferred Stock (“Series D Stock”). Commencing October 7, 2008 and thereafter, the Fund, at its option, may redeem the Series D Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series D Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2010, the Fund did not repurchase any shares of 5.875% Series D Cumulative Preferred Stock. At June 30, 2010, 2,363,860 shares of 5.875% Series D Stock were outstanding and accrued dividends amounted to $28,932.
     On October 7, 2003, the Fund received net proceeds of $49,350,009 (after underwriting discounts of $500,000 and offering expenses of $149,991) from the public offering of 2,000 shares of Series E Auction Rate Cumulative Preferred Stock (“Series E Stock”). The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008, the number of Series E Stock subject to bid orders by potential holders has been less than the number of Series E Stock subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. In that event, holders that have submitted sell orders have not been able to sell any or all of the Series E Stock for which they have submitted sell orders. The current maximum rate is 150% of the “AA” Financial Composite Commercial Paper Rate. The dividend rates of Series E Stock ranged from 0.090% to 0.525% during the six months ended June 30, 2010. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Shareholders of Series E Stock may also trade shares in the secondary market. The Fund, at its option, may redeem the Series E Stock in whole or in part at the redemption price at any time. There were no redemptions of Series E Stock during the six months ended June 30, 2010. At June 30, 2010, 1,120 shares of Series E Stock were outstanding with an annualized dividend rate of 0.300% and accrued dividends amounted to $1,400.
     On November 10, 2006, the Fund received net proceeds of $144,765,000 (after underwriting discounts of $4,725,000 and estimated offering expenses of $510,000) from the public offering of 6,000,000 shares of 6.20% Series F Cumulative Preferred Stock (“Series F Stock”). Commencing November 10, 2011 and thereafter, the Fund, at its option, may redeem the 6.20% Series F Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series F Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2010, the Fund did not repurchase any shares of 6.200% Series F Cumulative Preferred Stock. At June 30, 2010, 5,850,402 shares of Series F Stock were outstanding and accrued dividends amounted to $75,568.
     The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.
6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
7. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.
Certifications
     The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 30, 2010, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

THE GABELLI EQUITY TRUST INC.
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Equity Trust Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.
More specifically, at a meeting held on May 19, 2010, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.
Nature, Extent, and Quality of Services. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.
Investment Performance of the Fund and Adviser. The Independent Board Members considered short-term and long-term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other equity closed-end funds. The Independent Board Members noted that the Fund’s total return performance was above the peer average for one, five, and ten year periods ended March 31, 2010 and below the average for the three year period. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund.
Costs of Services and Profits Realized by the Adviser.
(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the “other expenses” paid by the Fund and the Fund’s overall expense ratio are below the average for its peer group but that the advisory fee was above the average at the high end of advisory fees for peer funds. They took note of the fact that the use of leverage impacts comparative expenses. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s preferred stock if the total return on net asset value of the common stock does not exceed the stated dividend rate or net swap expense for the preferred stock for the year after consideration of the reinvestment of distributions and the management fees attributable to the incremental value of the preferred stock, and that the comparative “total expense ratio” and “other expense” information reflected these waivers. The Independent Board Members concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund: (i) as part of the Gabelli/GAMCO fund complex; and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser’s profitability was at an acceptable level.
Extent of Economies of Scale as Fund Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. They also recognized that the Adviser has agreed to reduce the management fee on incremental assets attributable to the preferred shares if the total return of the common shares does not exceed a specified amount, e.g., the dividend rate paid on preferred shares or net swap expenses for the year after consideration of reinvestment of distributions and the management fees attributable to the increment of liquidation value of the preferred stock. The Independent Board Members concluded that there was an appropriate sharing of economies of scale.
Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable.
Other Relevant Considerations.
(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.
(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.
Conclusions. In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, re-approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Equity Trust Inc. (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:
The Gabelli Equity Trust Inc.
c/o Computershare
P.O. Box 43010
Providence, RI 02940-3010
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.
Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940—3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

DIRECTORS AND OFFICERS
THE GABELLI EQUITY TRUST INC.
One Corporate Center, Rye, NY 10580-1422

Directors

Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.

Dr. Thomas E. Bratter
President & Founder, John Dewey Academy

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Frank J. Fahrenkopf, Jr.
President & Chief Executive Officer,
American Gaming Association

Arthur V. Ferrara
Former Chairman & Chief Executive Officer,
Guardian Life Insurance Company of America

Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus, Pace University

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers*

Bruce N. Alpert
President

Carter W. Austin
Vice President

Joseph H. Egan
Acting Treasurer

Peter D. Goldstein
Chief Compliance Officer & Acting Secretary

Molly A.F. Marion
Vice President & Ombudsman

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
The Bank of New York Mellon

Counsel
Willkie Farr & Gallagher LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		5.875%	6.20%
	Common	Preferred	Preferred
NYSE–Symbol:	GAB	GAB PrD	GAB PrF
Shares Outstanding:	180,862,988	2,363,860	5,850,402

*	Agnes Mullady, Treasurer and Secretary, is on a leave of absence.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	Plans or Programs	Plans or Programs
Month #1 01/01/10 through 01/31/10	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — 180,862,988 Preferred Series D — 2,363,860 Preferred Series F — 5,850,402

Month #2 02/01/10 through 02/28/10	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — 180,862,988 Preferred Series D — 2,363,860 Preferred Series F — 5,850,402

Month #3 03/01/10 through 03/31/10	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — 180,862,988 Preferred Series D — 2,363,860 Preferred Series F — 5,850,402

Month #4 04/01/10 through 04/30/10	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — 180,862,988 Preferred Series D — 2,363,860 Preferred Series F — 5,850,402

Month #5 05/01/10 through 05/31/10	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — 180,862,988 Preferred Series D — 2,363,860 Preferred Series F — 5,850,402

Month #6 06/01/10 through 06/30/10	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — 180,862,988 Preferred Series D — 2,363,860 Preferred Series F — 5,850,402

Total	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	Common — N/A Preferred Series D — N/A Preferred Series F — N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced — The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved — Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program — The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table — The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. — The Fund’s repurchase plans are ongoing.
Item 10. Submission of Matters to a Vote of Security Holders.
On January 15, 2010, the Board of Directors of The Gabelli Equity Trust Inc. (the “Fund”) approved and adopted an amendment (the “Amendment”) to the Amended and Restated By-Laws of the Fund. The Amendment was effective as of January 15, 2010. The Amendment sets forth the processes and procedures that stockholders of the Fund must follow, and specifies additional information that stockholders of the Fund must provide, when proposing director nominations at any annual or special meeting of stockholders or other business to be considered at an annual meeting of stockholders.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10

By (Signature and Title)*	/s/ Joseph H. Egan

Joseph H. Egan, Principal Financial Officer

Date 9/1/10

*	Print the name and title of each signing officer under his or her signature.